CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ (18,571)	$ (16,495,381)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs included in general and administrative expenses through IPO Promissory Note – related party	5,370
Payment of expenses through IPO Promissory Note – related party	10,451	2,251
Interest earned on marketable securities held in Trust Account	0	(7,892,295)
Initial loss on PIPE Subscription Agreements liability		15,582,052
Change in fair value of PIPE Subscription Agreements liability		(307,964)
Changes in operating assets and liabilities:
Prepaid expenses		(83,371)
Long-term prepaid insurance		(14,167)
Accrued expenses	2,750	1,033,537
Advisory fee payable		6,900,000
Net cash used in operating activities		(1,275,338)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(231,150,000)
Net cash used in investing activities		(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		229,750,000
Proceeds from sale of Private Placements Warrants		4,500,000
Repayment from Sponsor		(713)
Repayment of IPO Promissory Note - related party		(176,573)
Payment of offering costs		(317,943)
Net cash provided by financing activities		233,754,771
Net change in cash and cash equivalents		1,329,433
Cash and cash equivalents, beginning of the period
Cash and cash equivalents, end of the period		1,329,433
Non-cash investing and financing activities:
Prepaid expenses paid through IPO Promissory Note – related party	28,955
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares	25,000
Deferred offering costs paid through IPO Promissory Note – related party	13,591	115,955
Offering costs included in accrued offering costs		82,107
Deferred underwriting fee payable		6,900,000
Deferred offering costs applied to prepaid expense		$ 5,206